SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of property and equipment estimated useful lives (Detail)	Dec. 31, 2023
Electronic equipment
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Office equipment & Furniture
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Motor vehicles
Property Plant And Equipment [Line Items]
Estimated useful life	4 years
Leasehold improvement
Property Plant And Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Software
Property Plant And Equipment [Line Items]
Estimated useful life	10 years